Income Taxes (Details) (USD $)	12 Months Ended
	Oct. 31, 2011		Oct. 31, 2010		Oct. 31, 2009
Components of income before tax, domestic and foreign [Abstract]
Canadian	$ 57,453,000		$ (61,247,000)		$ 5,314,000
Foreign	3,171,000		(22,382,000)		6,529,000
Income (loss) from continuing operations before income taxes	60,624,000		(83,629,000)		11,843,000
Canadian income tax expense (recovery) [Abstract]
Current	12,851,000		(9,615,000)		2,485,000
Deferred	3,666,000		(6,998,000)		1,452,000
Foreign income tax expense [Abstract]
Current	605,000		1,308,000		11,903,000
Deferred	0		15,492,000		192,000
Income tax expense	17,122,000		187,000		16,032,000
Statutory tax rates (in hundredths)	27.00%		30.00%		32.00%
Reconciliation of statutory tax rates to effective tax rates [Abstract]
Expected income tax expense (recovery) at the 27% (2010 - 30%; 2009 - 32%) statutory rate	16,372,000		(25,050,000)		3,792,000
Increase (decrease) in taxes as a result of [Abstract]
Change in valuation allowance on deferred tax assets	(406,000)		19,599,000		10,335,000
Other investment write downs	(109,000)		0		0
Tax (benefit) liability arising on utilization of R&D tax credits	(438,000)		(11,000)		1,032,000
Net changes in reserves for uncertain tax positions	1,398,000	[1]	(10,217,000)	[1]	3,455,000	[1]
Foreign earnings taxed at rates different from the statutory rate	(1,166,000)		1,726,000		(1,252,000)
Stock-based compensation	471,000		269,000		1,277,000
Impact of income tax rate changes	0		1,065,000		0
Deferred tax rate differential	788,000		(562,000)		0
Non-deductible foreign exchange losses	0		6,950,000		0
Provision to previously filed tax returns	(671,000)		4,188,000		0
Impact of non-deductible expenses and other differences	883,000		2,230,000		(2,607,000)
Reported income tax expense	17,122,000		187,000		16,032,000
Components of deferred tax assets and liabilities [Abstract]
Tax benefit of losses carried forward	99,498,000		116,684,000
Tax basis in excess of book value	9,756,000		9,304,000
Investment tax credits	65,283,000		52,150,000
Provisions and reserves	(2,195,000)		1,981,000
Other comprehensive income	8,609,000		6,830,000
Deferred tax assets before valuation allowance	180,951,000		186,949,000
Valuation allowance	(100,053,000)		(100,119,000)
Net deferred tax assets	80,898,000		86,830,000
Tax losses carried forward [Abstract]
Tax assets related to gross tax loss carryovers from continuing operations	181,300,000		256,700,000		126,300,000
Expiration of gross tax loss carryovers, minimum	2012
Expiration of gross tax loss carryovers, maximum	2031
Tax contingencies [Abstract]
Gross reserves for uncertain tax positions excluding accrued interest and penalties	9,400,000		7,800,000
Total amounts of unrecognized tax benefits will decrease in the next fiscal year	2,100,000
Accrued interest and penalties related to uncertain tax positions	2,800,000		2,700,000
Gross unrecognized tax benefits [Roll Forward]
Gross unrecognized tax benefits, beginning of year, November 1	7,842,000		45,539,000
Additions for tax positions from prior years	218,000		0
Reductions for tax positions from prior years	(1,177,000)		(36,003,000)
Additions for tax positions related to the current year	2,346,000		663,000
Reduction for tax positions related to discontinued operations	0		(4,124,000)
Currency translation adjustment	148,000		1,767,000
Gross unrecognized tax benefits, end of year, October 31	9,377,000		7,842,000		45,539,000
Capital losses carried forward [Member]
Components of deferred tax assets and liabilities [Abstract]
Tax benefit of losses carried forward	41,100,000		41,200,000		2,700,000
Valuation allowance	41,100,000		41,200,000		2,700,000
Operating losses carryover [Member]
Components of deferred tax assets and liabilities [Abstract]
Tax benefit of losses carried forward	$ 58,400,000		$ 75,500,000		$ 40,400,000

[1]	Excludes net changes in reserves for uncertain tax positions related to discontinued operations.